RELATED PARTY BALANCES AND TRANSACTIONS (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Loans collected from/(issued to) CreditEase, its subsidiaries and affiliates recorded in investing activities			¥ 104,500
Loans received from/(repaid to) CreditEase, its subsidiaries and affiliates recorded in financing activities	¥ (26,700)	¥ 361,500	639,250
Pucheng Credit
Related Party Transaction [Line Items]
Loans collected from/(issued to) CreditEase, its subsidiaries and affiliates recorded in investing activities			100,000
Loans received from/(repaid to) CreditEase, its subsidiaries and affiliates recorded in financing activities			1,000
Zhuoyue
Related Party Transaction [Line Items]
Loans collected from/(issued to) CreditEase, its subsidiaries and affiliates recorded in investing activities			4,500
Loans received from/(repaid to) CreditEase, its subsidiaries and affiliates recorded in financing activities			706,250
Fuan Yida
Related Party Transaction [Line Items]
Loans received from/(repaid to) CreditEase, its subsidiaries and affiliates recorded in financing activities			¥ (68,000)
Hengda Hongyuan
Related Party Transaction [Line Items]
Loans received from/(repaid to) CreditEase, its subsidiaries and affiliates recorded in financing activities	¥ (26,700)	¥ 361,500